UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Municipal Income Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Municipal Income Trust
Schedule of Investments July 31, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
			Par
State	Municipal Bonds		(000)	Value
Alabama - 3.4%	Huntsville Health Care Authority, Alabama, RB, Series B, 5.75%,
	6/01/12 (a)		$ 15,000	$ 17,017,800
Arizona - 4.5%	Phoenix & Pima County IDA, RB, Series 2007-1 (GNMA),
	AMT, 5.25%, 8/01/38		4,040	4,133,091
	Pima County IDA, RB, American Charter Schools Foundation,
	Series A, 5.63%, 7/01/38		4,590	3,081,175
	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32		10,280	8,089,332
	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37		9,290	7,068,018
				22,371,616
California - 23.3%	California County Tobacco Securitization Agency, RB,
	CAB, Stanislaus, Sub-Series C, 6.30%, 6/01/55 (b)		17,855	159,088
	California HFA, RB, Home Mortgage, Series G, AMT,
	5.50%, 8/01/42		7,845	7,638,206
	California Statewide Communities Development
	Authority, RB, Health Facilities, Memorial Health
	Services, Series A, 5.50%, 10/01/33		5,000	4,812,150
	City of Lincoln California, Special Tax, Community
	Facilities District No. 2003-1, 6.00%, 9/01/13 (a)		3,115	3,732,268
	Foothill Eastern Transportation Corridor Agency,
	California, Refunding RB, CAB, 6.08%, 1/15/32 (b)		54,635	8,019,325
	Foothill Eastern Transportation Corridor Agency,
	California, Refunding RB, CAB, 6.03%, 1/15/34 (b)		20,535	2,511,020
	Foothill Eastern Transportation Corridor Agency,
	California, Refunding RB, CAB, 6.09%, 1/15/38 (b)		75,000	6,415,500
	Golden State Tobacco Securitization Corp., California,
	RB, Series 2003-A-1, 6.63%, 6/01/13 (a)		10,000	11,822,800
	Los Angeles Regional Airports Improvement Corp.,
	California, Refunding RB, Facilities, Laxfuel Corp., La
	International (AMBAC), AMT, 5.50%, 1/01/32		13,320	12,303,950
	Los Angeles Unified School District, California, GO,
	Series D, 5.25%, 7/01/24		5,000	5,195,700
Portfolio Abbreviations
To simplify the listing of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ACA	American Capital Access Corp.	GO	General Obligation Bonds
AGC	Assured Guaranty Corp.	HDA	Housing Development Authority
ARB	Airport Revenue Bonds	HFA	Housing Finance Agency
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	MBIA	Municipal Bond Investors Assurance
CAB	Capital Appreciation Bonds		(National Public Finance Guaranty Corp.)
CP	Commercial Paper	RB	Revenue Bonds
EDA	Economic Development Authority	ROLS	Reset Option Long Securities
FNMA	Federal National Mortgage Association	TAN	Tax Anticipation Notes
FSA	Financial Security Assurance Inc.	VRDN	Variable Rate Demand Notes
GNMA	Government National Mortgage Association
1

BlackRock Municipal Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Los Angeles Unified School District, California, GO,
	Series D, 5.25%, 7/01/25	$ 3,490	$ 3,620,980
	Los Angeles Unified School District, California, GO,
	Series D, 5.00%, 7/01/26	1,305	1,312,047
	Murrieta Community Facilities District Special Tax, California,
	Special Tax, No. 2, The Oaks Improvement
	Area A, 6.00%, 9/01/34	5,000	3,832,550
	State of California, GO, Various Purpose, 5.00%, 6/01/32	4,000	3,726,680
	State of California, GO, Various Purpose, 6.50%, 4/01/33	20,410	22,065,659
	State of California, GO, Various Purpose, 5.00%, 6/01/34	6,250	5,801,938
	University of California, RB, Limited Project, Series B, 4.75%,
	5/15/38	10,565	9,918,422
	West Valley-Mission Community College District, GO, Election
	of 2004, Series A (FSA), 4.75%, 8/01/30	4,015	3,825,211
			116,713,494
Colorado - 2.6%	City of Colorado Springs Colorado, RB, Subordinate
	Lien, Improvement, Series C (FSA), 5.00%, 11/15/45	2,545	2,478,321
	Colorado Health Facilities Authority, RB, Series C
	(FSA), 5.25%, 3/01/40	4,585	4,477,665
	Denver Health & Hospital Authority, Colorado, RB, Series A,
	6.00%, 12/01/11 (a)	3,500	3,877,055
	Park Creek Metropolitan District, Colorado, Refunding RB,
	Senior, Limited Property Tax, 5.50%, 12/01/37	2,530	2,099,647
			12,932,688
District of	District of Columbia, RB, CAB, University, Georgetown,
Columbia - 7.4%	Series A (MBIA), 6.03%, 4/01/11 (a)(b)	66,785	14,273,576
	District of Columbia, RB, Friendship Public Charter
	School Inc (ACA), 5.25%, 6/01/33	2,390	1,525,919
	District of Columbia Tobacco Settlement Financing
	Corp., RB, Asset Backed Bonds, 6.75%, 5/15/40	25,535	21,385,818
			37,185,313
Florida - 6.1%	County of Orange Florida, Refunding RB (Syncora),
	4.75%, 10/01/32	5,440	4,935,331
	Highlands County Health Facilities Authority, RB,
	Hospital, Adventist, Sunbelt, Series A, 6.00%, 11/15/11	7,170	8,042,230
	Miami Beach Health Facilities Authority, Refunding RB,
	Mount Sinai Medical Center Florida, 6.75%, 11/15/21	9,540	8,055,576
	Stevens Plantation Community Development District,
	Special Assessment, Series A, 7.10%, 5/01/35	3,780	2,672,914
	Village Community Development District No. 6, Special
	Assessment, 5.63%, 5/01/22	7,370	6,603,815
			30,309,866
Georgia - 0.7%	Richmond County Development Authority, Refunding RB,
	International Paper Co. Project, Series A, AMT,
	6.00%, 2/01/25	4,000	3,448,960
2

BlackRock Municipal Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Guam - 1.3%	Territory of Guam, GO, Series A, 5.75%, 11/15/14	$ 980	$ 973,130
	Territory of Guam, GO, Series A, 6.00%, 11/15/19	1,245	1,220,847
	Territory of Guam, GO, Series A, 6.75%, 11/15/29	2,180	2,179,215
	Territory of Guam, GO, Series A, 7.00%, 11/15/39	2,255	2,246,228
			6,619,420
Illinois - 8.8%	CenterPoint Intermodal Center Program Trust, TAN, 8.00%,
	6/15/23 (c)(d)	4,630	2,408,989
	Illinois Educational Facilities Authority, RB, Chicago, 05,
	Series A, 5.25%, 7/01/41	760	763,101
	Illinois Educational Facilities Authority, RB,
	Educational Advancement Fund, University Center
	Project, 6.25%, 5/01/12 (a)	10,000	11,516,500
	Illinois Finance Authority, RB, Friendship Village
	Schaumburg, Series A, 5.63%, 2/15/37	1,685	1,123,726
	Illinois Finance Authority, RB, MJH Education Assistance IV,
	Sub-Series B, 5.38%, 6/01/35 (e)(f)	1,675	164,569
	Illinois Finance Authority, RB, Monarch Landing Inc.
	Facilities, Series A, 7.00%, 12/01/37	2,885	1,632,997
	Illinois Finance Authority, RB, Northwestern Memorial
	Hospital, Series A, 5.50%, 8/15/14 (a)	3,700	4,331,331
	Illinois Health Facilities Authority, Refunding RB,
	Elmhurst Memorial Healthcare, 5.50%, 1/01/22	5,000	4,662,800
	Illinois Health Facilities Authority, Refunding RB,
	Elmhurst Memorial Healthcare, 5.63%, 1/01/28	6,000	5,265,420
	Illinois Municipal Electric Agency, RB (MBIA), 4.50%, 2/01/35	7,760	6,847,890
	Village of Bolingbrook Illinois, GO, Series B (MBIA),
	6.01%, 1/01/33 (b)	6,820	1,783,771
	Village of Bolingbrook Illinois, GO, Series B (MBIA),
	6.01%, 1/01/34 (b)	14,085	3,389,274
			43,890,368
Indiana - 6.5%	Indiana Health Facility Financing Authority, Indiana,
	RB, Methodist Hospital Inc, 5.50%, 9/15/31	9,000	6,423,120
	Indiana Municipal Power Agency, Indiana, RB,
	Series B, 6.00%, 1/01/39	2,150	2,232,882
	Petersburg Indiana, RB, Indiana Power & Light, AMT,
	5.90%, 12/01/24	10,000	8,539,100
	Petersburg Indiana, RB, Indiana Power & Light, AMT,
	5.95%, 12/01/29	16,000	13,894,880
	Vincennes Indiana, Refunding & Improvement RB,
	Southwest Indiana Regional, 6.25%, 1/01/24	2,220	1,653,789
			32,743,771
Kentucky - 0.2%	Kentucky Housing Corp., RB, Series F (FNMA), AMT,
	5.45%, 1/01/32	810	797,599
3

BlackRock Municipal Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Louisiana - 1.5%	Louisiana Local Government Environmental Facilities &
	Community Development Authority, RB, Capital Projects &
	Equipment Acquisition Program (ACA), 6.55%, 9/01/25	$ 9,215	$ 7,354,676
Maryland - 0.5%	Maryland Community Development Administration, RB,
	Residential, Series A, AMT, 4.65%, 9/01/32	2,665	2,319,829
Michigan - 0.6%	Michigan State Hospital Finance Authority, Michigan, Refunding
	RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	4,230	3,213,912
Mississippi - 3.5%	City of Gulfport Mississippi, RB, Memorial Hospital at
	Gulfport Project, Series A, 5.75%, 7/01/31	18,680	17,383,048
Missouri - 0.1%	Missouri Joint Municipal Electric Utility Commission,
	RB, Plum Point Project (MBIA), 4.60%, 1/01/36	670	504,269
Multi-State - 6.0%	Charter Mac Equity Issuer Trust, 6.80%, 11/30/50 (c)(g)	6,500	6,714,370
	Charter Mac Equity Issuer Trust, 6.80%, 10/31/52 (c)(g)	16,000	17,070,880
	MuniMae TE Bond Subsidiary LLC, 6.88%, 6/30/49 (c)(g)	8,000	6,479,840
			30,265,090
Nebraska - 0.7%	Omaha Public Power District, RB, System, Series A,
	4.75%, 2/01/44	3,695	3,452,054
Nevada - 1.0%	County of Clark Nevada, Refunding RB, Alexander
	Dawson School, Nevada Project, 5.00%, 5/15/29	5,260	4,932,723
New Hampshire -	New Hampshire Business Finance Authority, New Hampshire, RB,
1.4%	Public Service Co., New Hampshire Project, Series B (MBIA), AMT,
	4.75%, 5/01/21	4,000	3,526,800
	New Hampshire Health & Education Facilities Authority, RB,
	Exeter Project, 5.75%, 10/01/31	3,500	3,372,425
			6,899,225
New Jersey - 7.7%	Middlesex County Improvement Authority, RB, Heldrich Center
	Hotel, Series B, 6.25%, 1/01/37	3,680	1,876,285
	New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/29	18,500	15,390,150
	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT,
	7.00%, 11/15/30	15,410	11,485,998
	New Jersey EDA, Special Assessment, Refunding, Kapkowski
	Road Landfill Project, 6.50%, 4/01/28	8,000	6,438,400
	Tobacco Settlement Financing Corp., New Jersey, RB,
	Series 1A, 4.50%, 6/01/23	4,125	3,525,349
			38,716,182
New York - 4.5%	Albany Industrial Development Agency, RB, New Covenant Charter
	School Project, Series A, 7.00%, 5/01/35	1,820	1,134,624
	New York City Industrial Development Agency, RB, American
	Airlines, JFK International Airport, AMT, 8.00%, 8/01/28	5,000	3,983,250
	New York City Industrial Development Agency, RB, American
	Airlines, JFK International Airport, AMT, 7.75%, 8/01/31	22,140	16,954,812
	New York Liberty Development Corp., RB, Goldman Sachs
	Headquarters, 5.25%, 10/01/35	675	634,594
			22,707,280
North Carolina -	Gaston County Industrial Facilities & Pollution Control Financing
3.3%	Authority, North Carolina, RB, Exempt Facilities, National Gypsum
	Co. Project, AMT, 5.75%, 8/01/35	12,130	6,800,927
4

BlackRock Municipal Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	North Carolina Capital Facilities Finance Agency, Refunding RB,
	Duke University Project, Series B, 4.25%, 7/01/42	$ 11,450	$ 9,631,740
			16,432,667
Ohio - 0.9%	Buckeye Tobacco Settlement Financing Authority, RB, Asset
	Backed, Senior, Turbo, Series A-2, 6.50%, 6/01/47	3,120.00	1,984,351.00
	Pinnacle Community Infrastructure Financing Authority, RB,
	Facilities, Series A, 6.25%, 12/01/36	3,760	2,368,913
			4,353,264
Oklahoma - 1.2%	Tulsa Municipal Airport Trust Trustees, Oklahoma, Refunding RB,
	Series A Remarketed, AMT, 7.75%, 6/01/35	7,175	5,889,958
Pennsylvania - 3.7%	Pennsylvania Economic Development Financing Authority, RB,
	Amtrak Project, Series A, AMT, 6.38%, 11/01/41	6,500	5,771,545
	Pennsylvania Economic Development Financing Authority, RB,
	Reliant Energy, Series A-12-22-04, AMT, 6.75%, 12/01/36	11,345	10,531,110
	Pennsylvania HFA, RB, Series 97A, AMT, 4.60%, 10/01/27	2,500	2,232,825
			18,535,480
Puerto Rico - 2.3%	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
	6.50%, 8/01/44	10,900	11,413,935
South Carolina -	County of Lexington South Carolina, Refunding & Improvement
7.6%	RB, 5.50%, 11/01/13 (a)	5,000	5,807,600
	County of Lexington South Carolina, Refunding & Improvement RB,
	5.75%, 11/01/13 (a)	10,000	11,717,600
	Scago Educational Facilities Corp. for Colleton School District, RB,
	Chesterfield County School Project (AGC), 5.00%, 12/01/29	5,345	5,297,483
	South Carolina Jobs-EDA, RB, Palmetto Health, C, 6.88%,
	8/01/13 (a)	8,010	9,350,073
	South Carolina Jobs-EDA, RB, Palmetto Health, C, 6.88%,
	8/01/13 (a)	990	1,167,210
	South Carolina Jobs-EDA, Refunding RB, Palmetto Health
	Alliance, Series A, 6.25%, 8/01/31	5,075	4,731,473
			38,071,439
Tennessee - 1.7%	Knox County Health Educational & Housing Facilities Board,
	Tennessee, CAB, Refunding & Improvement RB, Series A (FSA),
	5.70%, 1/01/20	15,060	8,572,453
Texas - 19.5%	Brazos River Authority, Refunding RB, TXU Electric Co.
	Project, Series C, AMT, 5.75%, 5/01/36	4,265	3,306,356
	Brazos River Authority, Refunding RB, TXU Electric,
	Series A, Remarketed, AMT, 8.25%, 10/01/30	4,370	2,141,300
	City of Houston Texas, Refunding RB, Combined, First Lien,
	Series A (AGC), 6.00%, 11/15/35	16,425	18,044,341
	Harris County-Houston Sports Authority, RB, CAB, Junior Lien,
	Series H (MBIA), 6.11%, 11/15/35	5,000	645,650
	Harris County-Houston Sports Authority, Refunding RB, CAB,
	Senior Lien, Series A (MBIA), 5.93%, 11/15/38	12,580	1,326,435
5

BlackRock Municipal Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Harris County-Houston Sports Authority, Refunding RB, Third
	Lien, Series A-3 (MBIA), 5.97%, 11/15/37	$ 26,120	$ 2,855,177
	Houston Texas Airport Systems Revenue, ARB, Refunding, Senior
	Lien, Series A, 5.50%, 7/01/39	3,000	2,941,590
	Lower Colorado River Authority, Refunding & Improvement RB,
	(MBIA), 5.00%, 5/15/13 (a)	50	56,640
	Lower Colorado River Authority, Refunding RB, Series A (MBIA),
	5.00%, 5/15/13 (a)	5	5,664
	Lower Colorado River Authority, Refunding RB, LCRA
	Transmission Services Project (AMBAC), 4.75%, 5/15/34	13,305	11,902,786
	Lower Colorado River Authority, RB, Refunding & Improvement
	(MBIA), 5.00%, 5/15/31	2,345	2,237,060
	North Texas Tollway Authority, Refunding RB, Toll 2nd Tier, Series
	F, 6.13%, 1/01/31	12,180	12,272,203
	SA Energy Acquisition Public Facility Corp., RB, Gas Supply
	Revenue, 5.50%, 8/01/25	6,540	6,035,962
	Texas State Affordable Housing Corporation, Texas, RB, American
	Opportunity Housing Portfolio, Series B,
	8.00%, 3/01/32 (e)(f)	4,435	221,129
	Texas State Turnpike Authority, RB, CAB (AMBAC), 6.06%,
	8/15/32	25,000	5,285,250
	Texas State Turnpike Authority, RB, CAB (AMBAC),
	6.07%, 8/15/33	62,325	12,287,997
	Texas State Turnpike Authority, RB, CAB (AMBAC),
	6.07%, 8/15/34	65,040	11,899,068
	Texas State Turnpike Authority, RB, First Tier, Series A,
	(AMBAC), 5.00%, 8/15/42	5,000	4,159,050
			97,623,658
Virginia - 0.4%	Virginia Commonwealth Transportation Board, Virginia, Refunding
	RB, CAB, Contract, Route 28 (MBIA),
	5.29%, 4/01/32	8,105	2,223,202
Washington - 1.6%	County of King Washington, Refunding RB (FSA),
	5.00%, 1/01/36	3,615	3,609,577
	Washington Health Care Facilities Authority, Washington, RB,
	Providence Health Care Services, Series A (MBIA),
	4.63%, 10/01/34	5,095	4,500,464
			8,110,041
Wisconsin - 1.7%	Wisconsin Health & Educational Facilities Authority, RB, Aurora
	Health Care, 6.40%, 4/15/33	7,500	7,199,325
	Wisconsin Health & Educational Facilities Authority, RB, Froedert
	& Community, 5.38%, 10/01/30	1,205	1,210,639
			8,409,964
Wyoming - 0.5%	Wyoming Community Development Authority, Wyoming, RB,
	Series 3, AMT, 4.65%, 12/01/27	2,765	2,493,449
	Total Municipal Bonds - 136.7%		683,908,693
6

BlackRock Municipal Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
State	Tender Option Bond Trusts (h)	(000)	Value
Alabama - 0.9%	Alabama Special Care Facilities Financing Authority, Refunding
	RB, Ascension Health, Senior Credit, Series C2,
	5.00%, 11/15/36	$ 4,548	$ 4,383,815
California - 3.5%	California Educational Facilities Authority, RB, University
	Southern California, Series A, 5.25%, 10/01/39	5,115	5,272,235
	Los Angeles Community College District, California, GO,
	Election 2001, Series A (FSA), 5.00%, 8/01/32	4,500	4,304,475
	San Diego Community College District, California, GO, Election
	of 2002, 5.25%, 8/01/33	3,260	3,313,821
	University of California, RB, Series C (MBIA), 4.75%, 5/15/37	5,000	4,656,950
			17,547,481
Colorado - 2.4%	Colorado Health Facilities Authority, RB, Catholic Health,
	Series C3 (FSA), 5.10%, 10/01/41	7,600	7,411,748
	Colorado Health Facilities Authority, RB, Catholic Health,
	Series C7 (FSA), 5.00%, 9/01/36	4,860	4,740,104
			12,151,852
Connecticut - 3.8%	Connecticut State Health & Educational Facility Authority, RB,
	Yale University, Series T1, 4.70%, 7/01/29	9,400	9,681,530
	Connecticut State Health & Educational Facility Authority, RB,
	Yale University, Series X3, 4.85%, 7/01/37	9,360	9,458,935
			19,140,465
Illinois - 1.7%	Chicago Housing Authority, Illinois, Refunding RB (FSA), 5.00%,
	7/01/24	8,232	8,346,758
Massachusetts - 1.3% Massachusetts Water Resources Authority, Refunding RB,
	Series A, 5.00%, 8/01/41	6,770	6,590,866
New Hampshire -	New Hampshire Health & Education Facilities Authority, RB,
0.8%	Dartmouth College, 5.25%, 6/01/39	3,988	4,155,745
New York - 1.7%	New York City Municipal Water Finance Authority, RB,
	Series FF-2, 5.50%, 6/15/40	3,074	3,230,511
	New York State Environmental Facilities Corp., RB, Revolving
	Funds, New York City Municipal Water Project, Series B, 5.00%,
	6/15/31	5,370	5,426,868
			8,657,379
Virginia - 3.6%	University of Virginia, Refunding RB, 5.00%, 6/01/40	10,750	10,964,677
	Virginia HDA, RB, Series H, Sub-Series H1 (MBIA),
	5.35%, 7/01/31	6,810	6,851,473
			17,816,150
Washington - 4.0%	State of Washington, GO, Series E, 5.00%, 2/01/34	14,487	14,673,009
	Central Puget Sound Regional Transportation Authority,
	Washington, RB, Series A (FSA), 5.00%, 11/01/32	5,459	5,495,156
			20,168,165
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 23.7%		118,958,676
	Total Long-Term Investments
	(Cost - $890,636,499) - 160.4%		802,867,369
7

BlackRock Municipal Income Trust
Schedule of Investments July 31, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
				Par	Value
	Short-Term Securities			(000)
California - 2.0%	California State CP ROLS RR II, VRDN, 4.00%, 8/05/09 (i)			$ 10,000	$ 10,000,000
Shares
Money Market	FFI Institutional Tax-Exempt Fund, 0.42% (j)(k)			21,604,983	21,604,983
Fund - 4.3%
Total Short-Term Securities
	(Cost - $31,604,983) - 6.3%				31,604,983
	Total Investments (Cost - $922,241,482*) - 166.7%				834,472,352
	Other Assets Less Liabilities - 1.1%				5,476,118
Liability for Trust Certificates, Including Interest Expense and
	Fees Payable - (13.7)%				(68,626,565)
	Preferred Shares, at Redemption Value - (54.1)%				(270,900,689)
	Net Assets Applicable to Common Shares - 100.0%			$ 500,421,216
*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 853,955,385
	Gross unrealized appreciation	$ 21,546,285
	Gross unrealized depreciation	(109,612,821)
	Net unrealized depreciation	$ (88,066,536)
(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is as of report date.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default of interest payments.
(g)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(h)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(i)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Net
	Affiliate	Activity	Income
	FFI Institutional Tax-Exempt Fund	21,181,033 $	13,297
(k)	Represents the current yield as of report date.
8

BlackRock Municipal Income Trust
Schedule of Investments July 31, 2009 (Unaudited)
• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 - price quotations in active markets/exchanges for identical securities
•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)
•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report .
The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Trust's investments:
Investments in
	Valuation Inputs	Securities
Assets
	Level 1 - Short-Term Securities	$ 21,604,983
Level 2
	Long-Term Investments[1]	802,867,369
	Short-Term Securities	10,000,000
	Total Level 2	812,867,369
	Level 3	-
	Total	$ 834,472,352
[1] See the above Schedule of Investments for values in each state or political classification.
9

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal Income Trust

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date: September 22, 2009